Average Annual Total Returns - (Nomura Fixed income mutual fund - Classes A, C, and Institutional)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Nomura Tax-Free USA Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Nomura Tax-Free USA Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.11%)	0.77%	2.14%
(Nomura Tax-Free USA Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.11%)	0.65%	2.05%
(Nomura Tax-Free USA Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.35%	1.36%	2.42%
(Nomura Tax-Free USA Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.73%	0.93%	1.84%
(Nomura Tax-Free USA Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	2.84%	1.96%	2.88%
(Nomura Tax-Free USA Intermediate Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Nomura Tax-Free USA Intermediate Fund) | Bloomberg 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.71%	1.05%	2.12%
(Nomura Tax-Free USA Intermediate Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.39%	0.68%	1.78%
(Nomura Tax-Free USA Intermediate Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.39%	0.68%	1.78%
(Nomura Tax-Free USA Intermediate Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.68%	1.23%	2.06%
(Nomura Tax-Free USA Intermediate Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.43%	0.44%	1.23%
(Nomura Tax-Free USA Intermediate Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	3.36%	1.45%	2.24%